Finance Expenses - Schedule of Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance Expenses
Interest expense - convertible debentures	$ 1,222
Interest expense - other	759	71
Rehabilitation provision - accretion	61	26
Post-retirement benefits - accretion	40	62
Gain on change in fair value of purchase warrant liabilities		(335)
Unrealized loss (gain) on currency hedges	426	368
Finance expense (income), net	$ 2,508	$ (295)